Quarterly Report
February 29, 2020
MFS®  International Growth Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	13,809,089	$111,310,917
Airlines – 0.3%
Japan Airport Terminal Co. Ltd. (l)	721,500	$28,058,996
Alcoholic Beverages – 5.0%
Ambev S.A., ADR	11,812,351	$37,917,647
China Resources Beer Holdings Co. Ltd.	11,212,000	52,253,872
Diageo PLC	5,787,121	204,951,839
Pernod Ricard S.A.	1,421,431	231,483,019
		$526,606,377
Apparel Manufacturers – 5.0%
Burberry Group PLC	3,021,857	$66,015,758
Kering S.A.	203,914	117,078,462
LVMH Moet Hennessy Louis Vuitton SE	830,953	342,833,339
		$525,927,559
Business Services – 6.2%
Accenture PLC, “A”	952,947	$172,092,699
Brenntag AG	1,570,844	70,151,104
Compass Group PLC	4,369,874	95,943,230
Experian PLC	5,144,463	172,168,721
Infosys Technologies Ltd., ADR	8,069,998	81,264,880
Intertek Group PLC	871,785	59,513,694
		$651,134,328
Computer Software – 4.2%
OBIC Co. Ltd.	540,800	$66,470,568
SAP SE	3,040,915	374,508,993
		$440,979,561
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	1,398,860	$99,113,059
Hitachi Ltd.	4,924,400	165,179,048
NICE Systems Ltd., ADR (a)	487,514	79,869,418
		$344,161,525
Construction – 0.7%
Toto Ltd.	2,021,500	$76,217,241
Consumer Products – 5.3%
Kao Corp.	1,092,800	$79,529,384
L'Oréal	1,044,848	281,007,240
Reckitt Benckiser Group PLC	2,735,578	201,924,115
		$562,460,739
Consumer Services – 0.5%
51job, Inc., ADR (a)	682,347	$51,019,085
Containers – 0.5%
Brambles Ltd.	6,674,864	$51,381,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.7%
Legrand S.A.	787,818	$60,820,772
Mettler-Toledo International, Inc. (a)	97,961	68,739,234
Prysmian S.p.A.	4,252,153	102,331,336
Schneider Electric SE	2,603,875	265,395,331
		$497,286,673
Electronics – 5.7%
Delta Electronics, Inc.	12,232,000	$55,373,231
Mellanox Technologies Ltd. (a)	705,380	84,236,480
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,606,720	463,385,805
		$602,995,516
Energy - Independent – 0.7%
Oil Search Ltd.	19,893,025	$69,837,673
Food & Beverages – 7.6%
Danone S.A.	3,391,466	$240,097,026
Nestle S.A.	5,416,851	561,223,420
		$801,320,446
Gaming & Lodging – 0.8%
Flutter Entertainment PLC	783,135	$83,574,624
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	10,989,941	$30,820,746
Insurance – 3.6%
AIA Group Ltd.	38,833,600	$375,578,951
Internet – 3.6%
Alibaba Group Holding Ltd., ADR (a)	428,572	$89,142,976
Baidu, Inc., ADR (a)	1,197,692	143,699,086
NAVER Corp.	901,587	131,039,045
Yandex N.V., “A” (a)	410,038	16,651,643
		$380,532,750
Leisure & Toys – 0.6%
BANDAI NAMCO Holdings, Inc.	1,393,200	$69,209,068
Machinery & Tools – 2.1%
GEA Group AG	2,624,077	$69,468,421
Ritchie Bros. Auctioneers, Inc.	3,834,270	152,056,764
		$221,525,185
Medical & Health Technology & Services – 1.4%
Alcon, Inc.	539,034	$33,081,987
Fresenius Medical Care AG & Co. KGaA	1,541,233	118,675,970
		$151,757,957
Medical Equipment – 4.3%
EssilorLuxottica	1,669,020	$230,043,408
QIAGEN N.V. (a)	2,299,266	84,508,629
Terumo Corp.	4,320,700	138,415,874
		$452,967,911
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	5,538,000	$27,763,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.6%
AEON Financial Service Co. Ltd. (l)	4,312,200	$62,284,620
Credicorp Ltd.	314,386	56,988,750
DBS Group Holdings Ltd.	8,131,200	141,990,530
Element Fleet Management Corp.	9,846,840	92,141,040
Grupo Financiero Banorte S.A. de C.V.	17,300,444	93,731,613
HDFC Bank Ltd.	13,791,576	226,826,982
Komercni Banka A.S.	767,236	23,551,271
		$697,514,806
Pharmaceuticals – 10.2%
Bayer AG	2,549,509	$184,581,158
Novartis AG	2,939,584	246,775,837
Novo Nordisk A.S., “B”	1,820,549	108,201,542
Roche Holding AG	1,652,259	538,544,707
		$1,078,103,244
Precious Metals & Minerals – 1.4%
Agnico-Eagle Mines Ltd.	1,498,885	$71,122,358
Franco-Nevada Corp.	703,598	75,536,206
		$146,658,564
Railroad & Shipping – 2.7%
Adani Ports and Special Economic Zone Ltd.	7,695,752	$36,619,938
Canadian National Railway Co.	2,902,332	246,437,010
		$283,056,948
Restaurants – 0.4%
Yum China Holdings, Inc.	1,052,516	$46,089,676
Specialty Chemicals – 8.2%
Akzo Nobel N.V.	1,627,713	$130,678,302
Croda International PLC	1,532,310	89,855,649
Kansai Paint Co. Ltd.	1,904,600	41,467,005
L'Air Liquide S.A.	1,405,586	191,803,143
Linde PLC	1,238,255	234,461,866
Sika AG	414,518	74,059,620
Symrise AG	1,104,193	107,547,274
		$869,872,859
Telecommunications - Wireless – 0.3%
SoftBank Corp.	737,400	$33,972,402
Tobacco – 1.5%
ITC Ltd.	23,819,433	$65,797,272
Japan Tobacco, Inc.	4,436,500	87,982,375
		$153,779,647
Total Common Stocks		$10,443,476,536
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.61% (v)	129,700,009	$129,712,979

Other Assets, Less Liabilities – (0.2)%		(22,773,922)
Net Assets – 100.0%		$10,550,415,593
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $129,712,979 and $10,443,476,536, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$1,960,561,740	$—	$1,960,561,740
Switzerland	—	1,453,685,571	—	1,453,685,571
Germany	374,508,993	634,932,556	—	1,009,441,549
United Kingdom	—	1,001,683,923	—	1,001,683,923
Japan	—	848,786,581	—	848,786,581
Canada	637,293,378	—	—	637,293,378
United States	325,068,413	234,461,866	—	559,530,279
Taiwan	463,385,805	55,373,231	—	518,759,036
India	81,264,880	329,244,192	—	410,509,072
Other Countries	645,930,640	1,397,294,767	—	2,043,225,407
Mutual Funds	129,712,979	—	—	129,712,979
Total	$2,657,165,088	$7,916,024,427	$—	$10,573,189,515
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At February 29, 2020, the value of securities loaned was $4,356,110. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $4,491,671.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$119,890,323	$1,458,694,421	$1,448,876,417	$7,170	$(2,518)	$129,712,979
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,828,802	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2020, are as follows:
France	18.6%
Switzerland	13.8%
Germany	9.6%
United Kingdom	9.5%
Japan	8.0%
United States	6.5%
Canada	6.0%
Taiwan	4.9%
India	3.9%
Other Countries	19.2%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.